9. DARPA CONTRACT AND RELATED REVENUE RECOGNITION (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 863,011	$ 863,011
Milestone 2.4.2.2
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		197,362
Milestone 2.4.2.4
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		50,000
Milestone M9
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		197,361
Milestone M11
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		$ 186,164
Milestone M6 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	186,164
Milestone 2.5.1.1 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	186,164
Milestone 2.5.2.2 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	296,964
Milestone 2.6.1.1 [Member]
Revenue Recognition, Milestone Method [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized	$ 193,719